                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-21823

                         Pioneer Series Trust V
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  August 31

Date of reporting period:  May 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in
ss. 210.12-12  12-14 of Regulation S-X [17 CFR 210.12-12  12-14]. The
schedules need not be audited.

 Pioneer Global Equity Fund

 Schedule of Investments 5/31/17 (unaudited)

 Shares

 Value

 COMMON STOCKS - 90.4%

 Energy - 2.9%

 Integrated Oil & Gas - 2.9%

 92,366

 TOTAL SA

 $

 4,922,462

 Total Energy

 $

 4,922,462

 Materials - 1.9%

 Construction Materials - 1.9%

 90,529

 CRH Plc

 $

 3,264,383

 Total Materials

 $

 3,264,383

 Capital Goods - 7.4%

 Aerospace & Defense - 2.5%

 283,529

 BAE Systems Plc

 $

 2,435,133

 15,300

 Thales SA

 1,692,019

 $

 4,127,152

 Industrial Conglomerates - 1.3%

 15,349

 Siemens AG

 $

 2,193,315

 Industrial Machinery - 0.5%

 41,394

 SKF AB

 $

 845,566

 Trading Companies & Distributors - 3.1%

 48,459

 United Rentals, Inc. *

 $

 5,268,947

 Total Capital Goods

 $

 12,434,980

 Transportation - 0.6%

 Trucking - 0.6%

 15,151

 DSV A/S

 $

 924,517

 Total Transportation

 $

 924,517

 Automobiles & Components - 2.8%

 Auto Parts & Equipment - 2.8%

 66,807

 Valeo SA

 $

 4,661,166

 Total Automobiles & Components

 $

 4,661,166

 Consumer Durables & Apparel - 3.8%

 Homebuilding - 2.0%

 190,200

 Sekisui Chemical Co., Ltd.

 $

 3,350,993

 Apparel, Accessories & Luxury Goods - 1.6%

 82,393

 Moncler S.p.A. *

 $

 2,009,379

 6,609

 PVH Corp.

 700,224

 $

 2,709,603

 Footwear - 0.2%

 110,000

 ANTA Sports Products, Ltd.

 $

 325,506

 Total Consumer Durables & Apparel

 $

 6,386,102

 Consumer Services - 3.6%

 Hotels, Resorts & Cruise Lines - 2.2%

 78,909

 Accor SA

 $

 3,753,739

 Restaurants - 1.4%

 35,652

 Starbucks Corp.

 $

 2,267,824

 Total Consumer Services

 $

 6,021,563

 Media - 1.4%

 Advertising - 1.4%

 31,618

 Publicis Groupe SA

 $

 2,425,007

 Total Media

 $

 2,425,007

 Food & Staples Retailing - 4.0%

 Drug Retail - 4.0%

 16,958

 CVS Health Corp.

 $

 1,302,883

 92,000

 Sundrug Co., Ltd.

 3,587,922

 22,085

 Walgreens Boots Alliance, Inc.

 1,789,327

 $

 6,680,132

 Total Food & Staples Retailing

 $

 6,680,132

 Household & Personal Products - 0.6%

 Personal Products - 0.6%

 18,220

 Unilever Plc

 $

 1,017,428

 Total Household & Personal Products

 $

 1,017,428

 Health Care Equipment & Services - 0.9%

 Managed Health Care - 0.9%

 6,786

 Humana, Inc.

 $

 1,576,116

 Total Health Care Equipment & Services

 $

 1,576,116

 Pharmaceuticals, Biotechnology & Life Sciences - 7.9%

 Biotechnology - 3.1%

 30,206

 Celgene Corp. *

 $

 3,455,868

 31,414

 Shire Plc

 1,810,467

 $

 5,266,335

 Pharmaceuticals - 4.8%

 70,197

 Novartis AG

 $

 5,751,219

 71,914

 Pfizer, Inc.

 2,347,992

 $

 8,099,211

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 13,365,546

 Banks - 9.9%

 Diversified Banks - 9.0%

 458,605

 Aldermore Group Plc

 $

 1,441,340

 2,693,000

 Bank Rakyat Indonesia Persero Tbk PT

 2,930,647

 74,590

 BNP Paribas SA

 5,278,651

 67,524

 JPMorgan Chase & Co.

 5,547,097

 $

 15,197,735

 Regional Banks - 0.9%

 7,457,400

 Bank Tabungan Negara Persero Tbk PT

 $

 1,399,097

 Total Banks

 $

 16,596,832

 Diversified Financials - 9.6%

 Consumer Finance - 3.5%

 73,750

 Discover Financial Services, Inc.

 $

 4,329,125

 59,716

 Synchrony Financial

 1,603,375

 $

 5,932,500

 Asset Management & Custody Banks - 4.8%

 15,786

 Affiliated Managers Group, Inc. *

 $

 2,428,676

 5,567

 BlackRock, Inc.

 2,278,239

 23,534

 T. Rowe Price Group, Inc.

 1,657,735

 52,192

 The Blackstone Group LP

 1,716,073

 $

 8,080,723

 Specialized Finance - 1.3%

 32,036

 Nasdaq, Inc.

 $

 2,167,235

 Total Diversified Financials

 $

 16,180,458

 Insurance - 2.1%

 Insurance Brokers - 0.8%

 9,798

 Willis Towers Watson Plc

 $

 1,436,681

 Multi-line Insurance - 1.3%

 11,101

 Allianz SE *

 $

 2,134,287

 Total Insurance

 $

 3,570,968

 Real Estate - 2.2%

 Diversified Real Estate Activities - 1.8%

 509,800

 Leopalace21 Corp.

 $

 3,007,784

 Real Estate Operating Companies - 0.4%

 67,452

 Savills Plc

 $

 752,659

 Total Real Estate

 $

 3,760,443

 Software & Services - 13.2%

 Internet Software & Services - 6.4%

 3,805

 Alphabet, Inc. (Class A)

 $

 3,755,877

 3,888

 Alphabet, Inc. (Class C)

 3,751,376

 95,300

 eBay, Inc. *

 3,268,790

 $

 10,776,043

 IT Consulting & Other Services - 2.1%

 358,000

 Fujitsu, Ltd.

 $

 2,618,217

 63,439

 HCL Technologies, Ltd.

 845,825

 $

 3,464,042

 Data Processing & Outsourced Services - 1.7%

 22,290

 PayPal Holdings, Inc.

 $

 1,163,761

 18,482

 Visa, Inc.

 1,760,041

 $

 2,923,802

 Systems Software - 3.0%

 73,216

 Microsoft Corp.

 $

 5,113,405

 Total Software & Services

 $

 22,277,292

 Technology Hardware & Equipment - 9.5%

 Communications Equipment - 0.2%

 12,213

 Cisco Systems, Inc.

 $

 385,076

 Computer Storage & Peripherals - 5.6%

 61,438

 Apple, Inc.

 $

 9,385,268

 Computer Hardware Storage & Peripherals - 3.6%

 3,057

 Samsung Electronics Co., Ltd.

 $

 6,086,708

 Electronic Manufacturing Services - 0.1%

 38,651

 Global Display Co., Ltd.

 $

 110,198

 Total Technology Hardware & Equipment

 $

 15,967,250

 Semiconductors & Semiconductor Equipment - 2.8%

 Semiconductors - 2.8%

 61,986

 Micron Technology, Inc. *

 $

 1,907,309

 34,260

 SK Hynix, Inc.

 1,740,576

 168,000

 Taiwan Semiconductor Manufacturing Co., Ltd.

 1,128,059

 $

 4,775,944

 Total Semiconductors & Semiconductor Equipment

 $

 4,775,944

 Telecommunication Services - 3.3%

 Integrated Telecommunication Services - 1.2%

 34,214

 CenturyLink, Inc.

 $

 853,639

 25,000

 Nippon Telegraph & Telephone Corp.

 1,201,130

 $

 2,054,769

 Wireless Telecommunication Services - 2.1%

 1,193,817

 Vodafone Group Plc

 $

 3,566,654

 Total Telecommunication Services

 $

 5,621,423

 TOTAL COMMON STOCKS

 (Cost $129,048,821)

 $

 152,430,012

 Principal Amount ($)

 U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 10.3%

 850,000

 U.S. Treasury Bill, 6/15/17 (c)

 $

 849,757

 4,660,000

 U.S. Treasury Bill, 6/1/17 (c)

 4,660,000

 1,260,000

 U.S. Treasury Bill, 7/6/17 (c)

 1,259,088

 5,900,000

 U.S. Treasury Bill, 6/8/17 (c)

 5,899,221

 4,650,000

 U.S. Treasury Bill, 6/29/17 (c)

 4,646,936

 $

 17,315,002

 TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS

 (Cost $17,315,045)

 $

 17,315,002

 MUNICIPAL BOND - 0.2% (d)

 Higher Municipal Education - 0.2%

 340,000

 The University of Texas System, Floating Rate Note, 8/1/25

 $

 340,000

 TOTAL MUNICIPAL BOND

 (Cost $340,000)

 $

 340,000

 TEMPORARY CASH INVESTMENTS - 0.9%

 Commercial Paper - 0.9%

 420,000

 Natixis NY, Commercial Paper, 6/1/17 (c)

 $

 419,989

 325,000

 Mondelez International, Inc., Commercial Paper, 6/1/17 (c)

 324,990

 420,000

 Prudential Funding LLC, Commercial Paper, 6/1/17 (c)

 419,990

 420,000

 Societe Generale SA, Commercial Paper, 6/1/17 (c)

 419,990

 $

 1,584,959

 TOTAL TEMPORARY CASH INVESTMENTS

 (Cost $1,585,000)

 $

 1,584,959

 TOTAL INVESTMENT IN SECURITIES - 101.8%

 (Cost $148,288,866) (a)

 $

 171,669,973

 OTHER ASSETS & LIABILITIES - (1.8)%

 $

 (2,992,949)

 TOTAL NET ASSETS - 100.0%

 $

 168,677,024

 *

 Non-income producing security.

 (A.D.R.)

 American Depositary Receipts.

 (a)

 At May 31, 2017, the net unrealized appreciation on investments based on cost for federal income tax purposes of $14,288,866 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

  $        25,484,213

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

             (2,103,106)

 Net unrealized appreciation

  $        23,381,107

 (b)

 Distributions of investments by country of issue, as a percentage of total investment in securities (excluding temporary cash investments), is as follows:

 United States

 52.7

 %

 France

 13.4

 %

 Japan

 8.0

 %

 United Kingdom

 7.2

 %

 Korea, Republic Of

 4.6

 %

 Switzerland

 3.3

 %

 Germany

 2.5

 %

 Indonesia

 2.5

 %

 Ireland

 1.9

 %

 Italy

 1.1

 %

 Other (individually less than 1%)

 2.8

 %

 100.0

 %

 (c)

 Security issued with a zero coupon. Income is earned through accretion of discount.

 (d)

 Consists of revenue bonds unless otherwise indicated.

 TOTAL RETURN SWAP AGREEMENTS

 Notional

 Principal

 Counterparty

 Pay / Receive

 Obligation Entity/Index

 Coupon

 Expiration Date

 Unrealized Appreciation

 JPY

       2,516,190

 JP Morgan Chase Bank NA

 Pay

 S&P JPX Dividend Aristocrats Index

 3M Libor + 40 bps

 6/1/17

            205,292

 JPY

          123,810

 Societe Generale SA

 Pay

 Solactive Japanese Buyback Index

 3M Libor + 40 bps

 9/12/17

            143,414

  $        348,706

 NOTE:

 Principal amounts are denominated in U.S. Dollars unless otherwise noted:

 JPY

 Japanese Yen

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) See Notes to Financial Statements - Note 1A.

 Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments) See Notes to Financial Statements - Note 1A.

 The following is a summary of the inputs used as of May 31, 2017, in valuing the Fund's investments:

 Level 1

  Level 2

 Level 3

 Total

 Common Stocks

   Capital Goods

     Trading Companies & Distributors

  $          5,268,947

  $                  -

  $                    -

  $     5,268,947

   Consumer Durables & Apparel

     Apparel, Accessories & Luxury Goods

                 700,224

       2,009,379

                        -

         2,709,603

   Consumer Services

     Restaurants

              2,267,824

                      -

                        -

         2,267,824

   Food & Staples Retailing

     Drug Retail

              3,092,210

       3,587,922

                        -

         6,680,132

   Health Care Equipment & Services

     Managed Health Care

              1,576,116

                      -

                        -

         1,576,116

   Pharmaceuticals, Biotechnology & Life Sciences

     Biotechnology

              3,455,868

       1,810,467

                        -

         5,266,335

     Pharmaceuticals

              2,347,992

       5,751,219

                        -

         8,099,211

   Banks

     Diversified Banks

              5,547,097

       9,650,638

                        -

       15,197,735

   Diversified Financials

     Consumer Finance

              5,932,500

                      -

                        -

         5,932,500

     Asset Management & Custody Banks

              8,080,723

                      -

                        -

         8,080,723

     Specialized Finance

              2,167,235

                      -

                        -

         2,167,235

   Insurance

     Insurance Brokers

              1,436,681

                      -

                        -

         1,436,681

   Software & Services

     Internet Software & Services

            10,776,043

                      -

                        -

       10,776,043

     Data Processing & Outsourced Services

              2,923,802

                      -

                        -

         2,923,802

     Systems Software

              5,113,405

                      -

                        -

         5,113,405

   Technology Hardware & Equipment

     Communications Equipment

                 385,076

                      -

                        -

            385,076

     Computer Storage & Peripherals

              9,385,268

                      -

                        -

         9,385,268

   Semiconductors & Semiconductor Equipment

     Semiconductors

              1,907,309

       2,868,635

                        -

         4,775,944

   Telecommunication Services

     Integrated Telecommunication Services

                 853,639

       1,201,130

                        -

         2,054,769

 All Other Common Stocks

                             -

     52,332,663

                        -

       52,332,663

 US Government and Agency Obligations

                             -

     17,315,002

                        -

       17,315,002

 Municipal Bonds

                             -

          340,000

                        -

            340,000

 Commercial Paper

                             -

       1,584,959

                        -

         1,584,959

 Total

  $        73,217,959

  $ 98,452,014

  $                    -

  $ 171,669,973

 During the period ended May 31, 2017, there were no transfers between Levels 1, 2 and 3.

 Other Financial Instruments

 Level 1

 Level 2

 Level 3

 Total

 Unrealized appreciation on total return swap contracts

                             -

          348,706

                        -

            348,706

 Total Other Financial Instruments

  $                         -

  $      348,706

  $                    -

  $        348,706

 Pioneer High Income Municipal Fund

 Schedule of Investments 5/31/2017

 Principal Amount ($)

 Floating

 Rate (b)

 (unaudited)

 Value

 CORPORATE BONDS - 1.1%

 Diversified Financials - 1.1%

 Specialized Finance - 1.1%

 3,275,000

 German Pellets Texas LLC, 8.0%, 7/30/17 (144A)

 $

 3,275,000

 3,125,000

 Texas Pellets, Inc., 8.0%, 3/31/17 (144A)

 3,125,000

 $

 6,400,000

 Total Diversified Financials

 $

 6,400,000

 TOTAL CORPORATE BONDS

 (Cost $6,400,000)

 $

 6,400,000

 MUNICIPAL BONDS - 97.7% (e)

 Alaska - 0.6%

 3,700,000

 Northern Tobacco Securitization Corp., 5.0%, 6/1/46

 $

 3,574,237

 Arizona - 2.9%

 4,000,000

 The Industrial Development Authority of the City of Phoenix, 5.125%, 7/1/36

 $

 3,860,560

 8,000,000

 The Industrial Development Authority of the City of Phoenix, 5.4%, 10/1/36

 7,671,520

 1,000,000

 The Industrial Development Authority of the County of Pima, Desert hights Charter, 7.0%, 5/1/34

 1,092,480

 3,000,000

 The Industrial Development Authority of the County of Pima, Desert hights Charter, 7.25%, 5/1/44

 3,291,240

 700,000

 The Industrial Development Authority of the County of Pima, Legacy Traditional School Project, 8.5%, 7/1/39 (Pre-Refunded)

 795,718

 490,000

 The Industrial Development Authority of the County of Pima, Paradise Eduation Center, 6.0%, 6/1/40

 537,672

 $

 17,249,190

 California - 9.6%

 1,215,000

 California County Tobacco Securitization Agency, 6/1/36

 $

 1,245,691

 5,880,000

 California County Tobacco Securitization Agency, Merced County, 5.25%, 6/1/45

 5,879,647

 4,660,000

 California County Tobacco Securitization Agency, Sonoma County Corp., 5.125%, 6/1/38

 4,659,720

 2,385,000

 California County Tobacco Securitization Agency, Sonoma County Corp., 5.25%, 6/1/45

 2,384,857

 1,300,000

 California Municipal Finance Authority, John Adams Academics Project, 5.25%, 10/1/45

 1,364,389

 6,300,000

 California Municipal Finance Authority, Santa Rosa Academy Project Ser A, 6.0%, 7/1/42

 6,739,614

 500,000

 California Municipal Finance Authority, Santa Rosa Academy Project, 5.125%, 7/1/35

 522,165

 1,575,000

 California Municipal Finance Authority, Santa Rosa Academy Project, 5.375%, 7/1/45

 1,646,284

 1,000,000

 California School Finance Authority, 6.0%, View Park Elementary and Middle School, 10/1/49

 1,074,930

 3,000,000

 California School Finance Authority, 7.375%, Classical Academies Project, 10/1/43

 3,504,480

 3,230,000

 California School Finance Authority, ICEF View Park High School, 7.125%, 10/1/48

 3,663,337

 830,000

 California School Finance Authority, View Park Elementary and Middle School, 5.625%, 10/1/34

 882,390

 1,475,000

 California School Finance Authority, View Park Elementary and Middle School, 5.875%, 10/1/44

 1,578,988

 1,560,000

 California Statewide Communities Development Authority, California Baptist University, 6.125%, 11/1/33

 1,757,184

 4,030,000

 California Statewide Communities Development Authority, California Baptist University, 6.375%, 11/1/43

 4,583,883

 2,000,000

 California Statewide Communities Development Authority, Lancer Edl Student Housing Project, 7.5%, 6/1/42

 2,236,300

 315,559

 California Statewide Communities Development Authority, Microgy Holdings Project, 9.0%, 12/1/38 (c)

 3

 160,000

 Golden State Tobacco Securitization Corp., 5.125%, 6/1/47

 159,987

 5,810,000

 Golden State Tobacco Securitization Corp., 6/1/37

 5,901,391

 2,500,000

 Pittsburg Unified School District, 9/1/41 (AGM CNTY GTD) (d)

 970,125

 1,925,000

 Pittsburg Unified School District, 9/1/42 (AGM CNTY GTD) (d)

 716,678

 2,000,000

 River Islands Public Financing Authority, 5.5%, 9/1/45

 2,137,120

 4,395,000

 Tobacco Securitization Authority of Southern California, 5.0%, 6/1/37

 4,395,220

 $

 58,004,383

 Colorado - 5.4%

 2,345,000

 Castle Oaks Metropolitan District No 3, 5.5%, 12/1/45 (f)

 $

 2,410,707

 2,860,000

 Castle Oaks Metropolitan District No 3, 6.25%, 12/1/44 (f)

 3,031,972

 1,000,000

 Colorado Educational & Cultural Facilities Authority, 3.75%, 7/1/26

 978,850

 1,000,000

 Colorado Educational & Cultural Facilities Authority, 5.0%, 12/15/45

 1,009,670

 2,000,000

 Colorado Educational & Cultural Facilities Authority, Charter School Rocky Mountain Classical, 8.0%, 9/1/43

 2,230,980

 5,000,000

 Colorado Educational & Cultural Facilities Authority, Charter School Rocky Mountain Classical, 8.125%, 9/1/48

 5,593,750

 2,000,000

 Copperleaf Metropolitan District No 2, 5.75%, 12/1/45 (f)

 2,089,480

 2,840,000

 Crystal Crossing Metropolitan District, 5.25%, 12/1/40 (f)

 2,879,845

 1,500,000

 Dominion Water & Sanitation District, 6.0%, 12/1/46

 1,557,945

 2,575,000

 Great Western Park Metropolitan District No 2, 5.0%, 12/1/46 (f)

 2,570,262

 500,000

 Leyden Rock Metropolitan District No 10, 4.0%, 12/1/25 (f)

 495,025

 750,000

 Leyden Rock Metropolitan District No 10, 4.375%, 12/1/33 (f)

 723,068

 1,250,000

 Leyden Rock Metropolitan District No 10, 5.0%, 12/1/45 (f)

 1,253,100

 500,000

 Leyden Rock Metropolitan District No 10, 7.25%, 12/15/45 (f)

 464,695

 1,700,000

 Littleton Village Metropolitan District No 2, 5.375%, 12/1/45 (f)

 1,709,724

 1,500,000

 Promenade Castle Rock Metropolitan District No 1, 5.75%, 12/1/39 (f)

 1,592,055

 1,000,000

 Sterling Ranch Community Authority Board, 5.75%, 12/1/45 (MUN GOVT GTD)

 1,006,190

 575,000

 Water Valley Metropolitan District No 02, 5.25%, 12/1/40 (f)

 617,774

 $

 32,215,092

 Connecticut - 0.5%

 2,885,000

 Town of Hamden Connecticut, Whitney Center Project, 7.75%, 1/1/43

 $

 2,992,380

 District of Columbia - 0.1%

 735,000

 District of Columbia Tobacco Settlement Financing Corp., 6.75%, 5/15/40

 $

 746,811

 Florida - 2.3%

 5,000,000

 Alachua County Health Facilities Authority, Terraces Bonita Springs Project, 8.125%, 11/15/46

 $

 5,782,100

 1,820,000

 County of Liberty Florida, 8.25%, 7/1/28 (c)

 162,581

 5,000,000

 Florida Development Finance Corp., 6.375%, 6/1/46

 5,000,000

 1,000,000

 Florida Development Finance Corp., Tuscan Isle Obligated Group, 7.0%, 6/1/35

 777,210

 3,000,000

 Florida Development Finance Corp., Tuscan Isle Obligated Group, 7.0%, 6/1/45

 2,332,410

 $

 14,054,301

 Hawaii - 0.2%

 1,000,000

 State of Hawaii Department of Budget & Finance, 15 Craigside Project, 9.0%, 11/15/44

 $

 1,191,200

 Illinois - 5.0%

 1,000,000

 Chicago Board of Education, 5.75%, 4/1/35

 $

 1,020,920

 2,010,000

 Chicago Board of Education, 6.0%, 4/1/46

 2,119,726

 8,000,000

 Chicago Board of Education, 6.5%, 12/1/46 (f)

 7,555,840

 4,213,653

 4.00

 Illinois Finance Authority, Clare Oaks Project Series B, Floating Rate Note, 11/15/52

 2,962,746

 2,634,795

 Illinois Finance Authority, Clare Oaks Project Series C1, 11/15/52 (d)

 91,954

 526,959

 Illinois Finance Authority, Clare Oaks Project Series C2, 11/15/52 (d)

 143,338

 526,959

 Illinois Finance Authority, Clare Oaks Project Series C3, 11/15/52 (d)

 90,052

 1,250,000

 Illinois Finance Authority, Norwegian American Hospital, 7.625%, 9/15/28

 1,321,650

 4,845,000

 Illinois Finance Authority, Norwegian American Hospital, 7.75%, 9/15/38

 5,423,784

 485,000

 Southwestern Illinois Development Authority, Comprehensive Mental Health Center, 6.2%, 6/1/17

 488,075

 7,020,000

 Southwestern Illinois Development Authority, Comprehensive Mental Health Center, 6.625%, 6/1/37

 7,127,827

 2,110,000

 Southwestern Illinois Development Authority, Village of Sauget Project, 5.625%, 11/1/26

 1,876,929

 $

 30,222,841

 Indiana - 7.1%

 1,750,000

 City of Carmel Indiana, Barrington Carmel Project Series A, 7.0%, 11/15/32

 $

 1,914,045

 2,000,000

 City of Carmel Indiana, Barrington Carmel Project Series A, 7.125%, 11/15/42

 2,189,300

 2,000,000

 City of Carmel Indiana, Barrington Carmel Project Series A, 7.125%, 11/15/47

 2,184,340

 3,500,000

 City of Crown Point Indiana, Wittenberg Village Project, 8.0%, 11/15/39

 3,771,530

 2,050,000

 City of Muncie Indiana, 5.05%, 1/1/31

 1,989,525

 5,510,000

 City of Muncie Indiana, 5.25%, 1/1/37

 5,238,137

 4,000,000

 Hospital Authority of Vigo County, Union Hospital, Inc., 8.0%, 9/1/41

 5,105,040

 6,580,000

 Indiana State housing & Community Development Authority Evergreen Village Bloomington Project, 5.5%, 1/1/37

 6,342,923

 1,275,000

 Kokomo Indiana, Housing Revenue, 5.75%, 1/1/34

 1,296,394

 5,325,000

 Kokomo Indiana, Housing Revenue, 5.875%, 1/1/37

 5,413,821

 1,230,000

 Lafayette Indiana, Housing Revenue, 5.6%, 1/1/33

 1,246,002

 6,000,000

 Lafayette Indiana, Housing Revenue, 5.8%, 1/1/37

 6,064,440

 $

 42,755,497

 Iowa - 0.5%

 3,000,000

 Iowa Tobacco Settlement Authority, 5.625%, 6/1/46

 $

 3,000,210

 Maryland - 0.2%

 995,000

 Maryland Health & Higher Educational Facilities Authority, City Neighbors Series A, 6.75%, 7/1/44

 $

 1,095,983

 Massachusetts - 1.9%

 1,116,746

 Massachusetts Development Finance Agency Senior Linden Ponds Inc. Series B Subseries II, 11/15/56 (d)

 $

 26,411

 215,000

 Massachusetts Development Finance Agency Senior Linden Ponds Inc. Series B, 4.68%, 11/15/21

 217,111

 3,903,837

 Massachusetts Development Finance Agency, 5.5%, Linden Ponds, Inc., 11/15/46

 3,653,250

 2,000,000

 Massachusetts Development Finance Agency, Adventcare Project Series A, 6.75%, 10/15/37

 2,015,780

 830,000

 Massachusetts Development Finance Agency, Adventcare Project, 7.625%, 10/15/37

 898,716

 1,235,770

 Massachusetts Development Finance Agency, Linden Ponds, Inc., Series A-1, 6.25%, 11/15/26

 1,291,194

 3,340,294

 Massachusetts Development Finance Agency, Linden Ponds, Inc., Series A-1, 6.25%, 11/15/39

 3,465,188

 $

 11,567,650

 Michigan - 7.3%

 1,250,000

 Flint Hospital Building Authority, Hurley Medical Center Series A, 5.25%, 7/1/39

 $

 1,293,850

 1,250,000

 Flint Hospital Building Authority, Hurley Medical Center, 7.375%, 7/1/35

 1,371,175

 5,485,000

 Flint International Academy, 5.75%, 10/1/37

 5,495,970

 145,000

 Michigan Public Educational Facilities Authority, Dr. Joseph Pollack, 7.25%, 4/1/20

 151,830

 2,020,000

 Michigan Public Educational Facilities Authority, Dr. Joseph Pollack, 8.0%, 4/1/40

 2,160,976

 4,195,000

 Michigan Public Educational Facilities Authority, Ltd Oblig-David Ellis-West Project, 5.875%, 6/1/37

 4,195,503

 80,000,000

 Michigan State Tobacco Settlement, 6/1/58 (d)

 1,888,000

 7,135,000

 6.75

 Michigan Strategic Fund, CFP Michigan Dept Offices Lease B, Floating Rate Note, 3/1/40

 7,427,606

 4,000,000

 6.62

 Michigan Strategic Fund, Floating Rate Note, 11/1/41

 4,080,600

 5,275,000

 Michigan Tobacco Settlement Finance Authority, 6.0%, 6/1/34

 5,283,071

 9,280,000

 Michigan Tobacco Settlement Finance Authority, 6.0%, 6/1/48

 9,054,403

 1,250,000

 Michigan Tobacco Settlement Finance Authority, 6.875%, 6/1/42

 1,301,062

 $

 43,704,046

 Minnesota - 0.7%

 2,000,000

 Bloomington Port Authority, Radisson Blu MOA LLC, 9.0%, 12/1/35

 $

 2,114,260

 400,000

 City of Deephaven Minnesota, Eagle Ridge Academy Project, 5.25%, 7/1/37

 421,232

 1,500,000

 City of Deephaven Minnesota, Eagle Ridge Academy Project, 5.5%, 7/1/50

 1,586,070

 $

 4,121,562

 Missouri - 1.9%

 5,540,000

 Community Memorial Hospital District, 6.68%, 12/1/34

 $

 5,709,413

 500,000

 Kansas City Industrial Development Authority, 4.25%, 4/1/26

 477,240

 1,000,000

 Kansas City Industrial Development Authority, 5.0%, 4/1/36

 955,510

 1,150,000

 Kansas City Industrial Development Authority, 5.0%, 4/1/46

 1,059,920

 2,500,000

 Kirkwood Industrial Development Authority, Aberdeen Hrights Series A, 8.25%, 5/15/45

 3,009,275

 $

 11,211,358

 New Jersey - 2.0%

 4,500,000

 New Jersey Health Care Facilities Financing Authority, St. Peters University Hospital, 6.25%, 7/1/35

 $

 4,844,430

 7,500,000

 Tobacco Settlement Financing Corp. New Jersey, 5.0%, 6/1/41

 7,445,100

 $

 12,289,530

 New Mexico - 1.2%

 55,000

 County of Otero New Mexico, 5.75%, 4/1/18

 $

 54,770

 80,000

 County of Otero New Mexico, 6.0%, 4/1/23

 77,661

 7,100,000

 County of Otero New Mexico, 6.0%, 4/1/28

 6,823,526

 $

 6,955,957

 New York - 5.0%

 5,000,000

 Nassau County New Yrok Tobacco Settlement, 5.125%, 6/1/46

 $

 4,956,750

 2,620,000

 New York Counties Tobacco Trust IV, 5.0%, 6/1/45

 2,529,322

 9,030,000

 Suffolk Tobacco Asset Securitization Corp., 6.0%, 6/1/48

 9,142,965

 8,000,000

 Suffolk Tobacco Asset Securitization Corp., 6/1/44

 8,554,640

 10,000,000

 The Erie County Industrial Development Agency, Galvstar LLC Project Series A, 10/1/30 (c) (d)

 2,498,600

 8,000,000

 The Erie County Industrial Development Agency, Galvstar LLC Project Series B, 10/1/30 (c) (d)

 1,998,880

 1,795,000

 The Erie County Industrial Development Agency, Galvstar LLC Project Series C, 10/1/30 (c) (d)

 448,499

 $

 30,129,656

 Ohio - 4.9%

 1,225,000

 Buckeye Tobacco Settlement Financing Authority, 5.75%, 6/1/34

 $

 1,200,047

 5,000,000

 Buckeye Tobacco Settlement Financing Authority, 5.875%, 6/1/47

 4,910,100

 9,285,000

 Buckeye Tobacco Settlement Financing Authority, 6.0%, 6/1/42

 9,176,087

 6,335,000

 Buckeye Tobacco Settlement Financing Authority, 6.5%, 6/1/47

 6,351,154

 5,000,000

 4.38

 Ohio Water Development Authority Water Pollution Control Loan Fund, Floating Rate Note, 6/1/33

 4,689,400

 2,900,000

 Southeastern Ohio Port Authority, 6.0%, 12/1/42

 3,200,382

 $

 29,527,170

 Pennsylvania - 10.0%

 850,000

 Allegheny County Hospital Development Authority, Ohio Valley General Hospital Project A, 5.125%, 4/1/35

 $

 806,140

 1,000,000

 Chester Count Pennsylvania Industrial Development Authority, 5.125%, 10/15/37

 1,012,310

 2,335,000

 Chester Count Pennsylvania Industrial Development Authority, 5.25%, 10/15/47

 2,359,751

 8,425,000

 Delaware County Industrial Development Authority Pennsylvania, 5.125%, 6/1/46

 8,240,914

 1,625,000

 Fulton County Industrial Development Authority, 5.0%, 7/1/46

 1,654,624

 2,500,000

 Fulton County Industrial Development Authority, 5.0%, 7/1/51

 2,521,675

 3,000,000

 Pennsylvania Economic Development Financing Authority, Northwestern Human Services Series A, 5.25%, 6/1/28

 3,002,190

 2,005,000

 Pennsylvania Economic Development Financing Authority, US Airways Group Series A, 7.5%, 5/1/20

 2,256,427

 8,445,000

 Pennsylvania Economic Development Financing Authority, US Airways Group Series B, 8.0%, 5/1/29

 9,587,608

 2,200,000

 Philadelphia Authority for Industrial Development, 6.5%, 6/1/45

 2,278,980

 3,145,000

 Philadelphia Authority for Industrial Development, 6.625%, 6/1/50

 3,272,498

 2,500,000

 Philadelphia Authority for Industrial Development, Green Woods Charter School Projects A, 5.5%, 6/15/32

 2,576,325

 5,200,000

 Philadelphia Authority for Industrial Development, Green Woods Charter School Projects A, 5.75%, 6/15/42

 5,357,716

 6,000,000

 Philadelphia Authority for Industrial Development, Nueva Esperanze Inc., 8.2%, 12/1/43

 6,880,980

 1,000,000

 Philadelphia Authority for Industrial Development, Performing Arts Charter School Project, 6.5%, 6/15/33 (144A)

 1,051,840

 3,000,000

 Philadelphia Authority for Industrial Development, Performing Arts Charter School Project, 6.75%, 6/15/43 (144A)

 3,168,300

 4,000,000

 The Hospitals & Higher Education Facilities Authority of Philadelphia, Temple University Health System Series A, 5.625%, 7/1/42

 4,304,920

 $

 60,333,198

 Puerto Rico - 2.1%

 21,000,000

 Commonwealth of Puerto Rico, 8.0%, 7/1/35 (c) (f)

 $

 12,731,250

 Rhode Island - 0.1%

 2,065,000

 Central Falls Detention Facility Corp., 7.25%, 7/15/35 (c)

 $

 510,200

 Tennessee - 0.0% †

 5,000

 Johnson City Health & Educational Facilities Board, Appalachian Christian Village, 5.0%, 2/15/43

 $

 5,139

 Texas - 10.3%

 200,000

 Arlington Higher Education Finance Corp., 5.875%, 3/1/24

 $

 200,696

 525,000

 Arlington Higher Education Finance Corp., 6.625%, 3/1/29

 529,326

 375,000

 Arlington Higher Education Finance Corp., 7.0%, 3/1/34

 379,556

 7,030,000

 Arlington Higher Education Finance Corp., Universal Academy Series A, 7.125%, 3/1/44

 7,098,121

 400,000

 City of Celina Texas, 5.375%, 9/1/28

 391,872

 1,000,000

 City of Celina Texas, 5.5%, 9/1/24

 985,890

 250,000

 City of Celina Texas, 5.5%, 9/1/32

 243,785

 650,000

 City of Celina Texas, 5.875%, 9/1/40

 630,234

 1,075,000

 City of Celina Texas, 6.0%, 9/1/30

 1,052,318

 2,700,000

 City of Celina Texas, 6.25%, 9/1/40

 2,624,022

 500,000

 City of Mclendon-Chisholm Texas, Sonoma Public Impt Dist Phase, 5.125%, 9/15/28

 493,475

 450,000

 City of Mclendon-Chisholm Texas, Sonoma Public Impt Dist Phase, 5.375%, 9/15/35

 441,999

 400,000

 City of Mclendon-Chisholm Texas, Sonoma Public Impt Dist Phase, 5.5%, 9/15/40

 391,992

 234,442

 Gulf Coast Industrial Development Authority, Microgy Holdings Project, 12/1/36 (c) (d)

 2

 1,215,000

 Kinney County Public Facilities Corp., 7.0%, 11/1/25

 1,077,037

 2,000,000

 La Vernia Higher Education Finance Corp., Meridian World School Series A, 5.5%, 8/15/45

 2,088,000

 350,000

 New Hope Cultural Education Facilities Finance Corp., 5.25%, 7/1/36

 365,138

 1,250,000

 New Hope Cultural Education Facilities Finance Corp., 5.5%, 7/1/46

 1,310,938

 1,000,000

 New Hope Cultural Education Facilities Finance Corp., 5.75%, 7/1/51

 1,065,430

 125,000

 New Hope Cultural Education Facilities Finance Corp., 6.0%, 7/1/26

 122,335

 1,350,000

 New Hope Cultural Education Facilities Finance Corp., 7.0%, 7/1/51

 1,360,152

 1,155,000

 Pottsboro Higher Education Finance Corp., 5.0%, 8/15/36

 1,171,089

 1,000,000

 Pottsboro Higher Education Finance Corp., 5.0%, 8/15/46

 1,003,810

 17,350,000

 Sanger Industrial Development Corp., Texas Pellets Project Series B, 8.0%, 7/1/38 (c)

 10,410,000

 500,000

 Tarrant County Cultural Education Facilities Finance Corp., 8.25%, 11/15/39

 530,925

 120,000

 Tarrant County Cultural Education Facilities Finance Corp., MRC Crestview Project, 8.0%, 11/15/34

 147,413

 6,350,000

 Tarrant County Cultural Education Facilities Finance Corp., MRC Crestview Project, 8.125%, 11/15/44

 7,827,328

 1,775,000

 Tarrant County Cultural Education Facilities Finance Corp., Stayton at Museum Way Series A, 8.0%, 11/15/28

 1,880,666

 5,400,000

 Tarrant County Cultural Education Facilities Finance Corp., Stayton at Museum Way Series A, 8.25%, 11/15/44

 5,731,452

 2,250,000

 Tarrant County Cultural Education Facilities Finance Corp., 4.625%, 11/15/41

 1,880,752

 5,000,000

 Tarrant County Cultural Education Facilities Finance Corp., 4.875%, 11/15/48

 4,197,900

 3,500,000

 Tarrant County Cultural Education Facilities Finance Corp., 6.625%, 11/15/37

 3,569,930

 1,000,000

 Texas Midwest Public Facility Corp., Secure Treatment Facility Project, 10/1/30 (c) (d)

 740,000

 $

 61,943,583

 Utah - 1.5%

 915,000

 Utah Charter School Finance Authority, Summit Academy High School Series A, 7.25%, 5/15/21

 $

 985,995

 1,985,000

 Utah Charter School Finance Authority, Summit Academy High School Series A, 8.125%, 5/15/31

 2,231,160

 5,145,000

 Utah Charter School Finance Authority, Summit Academy High School Series A, 8.5%, 5/15/41

 5,835,150

 $

 9,052,305

 Virginia - 4.5%

 2,100,000

 Cherry Hill Community Development Authority, Potomac Shores Project, 5.4%, 3/1/45

 $

 2,187,192

 815,000

 Embrey Mill Community Development Authority, 5.3%, 3/1/35

 815,236

 4,685,000

 Embrey Mill Community Development Authority, 5.6%, 3/1/45

 4,755,134

 15,370,000

 Tobacco Settlement Financing Corp. Virginia, 5.0%, 6/1/47

 15,024,327

 4,395,000

 Virginia Small Business Financing Authority, 6.95%, 8/1/37

 4,402,647

 $

 27,184,536

 West Virginia - 3.3%

 25,000,000

 City of Philippi West Virginia, 7.75%, 10/1/44 (c)

 $

 15,000,000

 5,340,000

 West Virginia Hospital Finance Authority, Highland Hospital Oblig Group, 9.125%, 10/1/41 (c)

 4,936,296

 $

 19,936,296

 Wisconsin - 6.6%

 500,000

 Public Finance Authority, 4.25%, 8/1/26

 $

 486,640

 2,725,000

 Public Finance Authority, 5.0%, 6/1/36

 2,740,696

 2,000,000

 Public Finance Authority, 5.0%, 8/1/36

 1,918,880

 9,250,000

 Public Finance Authority, 5.125%, 6/1/48

 9,293,568

 2,450,000

 Public Finance Authority, 5.125%, 8/1/46

 2,327,304

 8,615,000

 Public Finance Authority, Cabs-Springshire Pre-Dev Project, 12/1/20 (144A) (d)

 5,691,930

 1,590,000

 Public Finance Authority, Coral Academy Science Las Vegas, 5.625%, 7/1/44

 1,717,407

 5,325,000

 Public Finance Authority, Glenridge Palmer Ranch Series A, 8.25%, 6/1/46

 6,333,662

 5,057,500

 Public Finance Authority, Las Ventanas Retirement Community, 7.0%, 10/1/42

 5,065,693

 1,245,000

 Public Finance Authority, Voyager Foundation Inc., Project Series A, 5.125%, 10/1/45

 1,263,463

 2,815,000

 Public Finance Authority, Voyager Foundation Inc., Project Series A, 6.2%, 10/1/42

 3,005,097

 $

 39,844,340

 TOTAL MUNICIPAL BONDS

 (Cost $595,457,010)

 $

 588,149,901

 MUNICIPAL COLLATERALIZED DEBT OBLIGATION - 0.0% †

 1,175,000

 0.00

 Non-Profit Preferred Funding Trust I, Floating Rate Note, 9/15/37 (144A)

 $

 21,738

 TOTAL MUNICIPAL COLLATERALIZED DEBT OBLIGATION

 (Cost $1,172,681)

 TOTAL INVESTMENT IN SECURITIES - 98.8%

 (Cost $603,029,691) (a) (g)

 $

 594,571,639

 OTHER ASSETS & LIABILITIES - 1.2%

 $

 7,283,444

 NET ASSETS - 100.0%

 $

 601,855,083

 †

 Amount rounds to less than 0.1%.

 (144A)

Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At May 31, 2017, the value of these securities amounted to $16,333,808 or 2.7% of total net assets.

 (Pre-Refunded)

Pre-Refunded bonds have been collateralized by U.S. Treasury securities which are held in escrow and used to pay principal and interest on the tax-exempt issue and to retire the bonds in full at the earliest refunding date.

 (a)

 At May 31, 2017, the net unrealized depreciation on investments based on cost for federal income tax purposes of $602,278,804 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $

            41,745,785

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

           (49,452,950)

 Net unrealized depreciation

 $

             (7,707,165)

 (b)

 Debt obligation with a variable interest rate. Rate shown is rate at period end.

 (c)

 Security is in default.

 (d)

 Security issued with a zero coupon. Income is earned through accretion of discount.

 (e)

 Consists of Revenue Bonds unless otherwise indicated.

 (f)

 Represents a General Obligation Bond

 (g)

 The concentration of investments by type of obligation/market sector is as follows:

 Revenue Bonds:

 Special Revenues

 24.4%

 Health

 23.8%

 Education

 19.8%

 Various Revenues

 7.8%

 General Obligation

 6.7%

 Housing

 6.1%

 Pollution Control Revenue

 5.3%

 Escrowed

 3.5%

 Transportation

 2.0%

 Insured

 0.3%

 Water & Sewer

 0.3%

 100.0%

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

 Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

 The following is a summary of the inputs used as of May 31, 2017, in valuing the Fund's investments:

 Level 1

 Level 2

 Level 3

 Total

 Corporate Bond

  $                         -

  $         6,400,000

  $                     -

  $         6,400,000

 Municipal Bonds

                           -

         577,739,901

        10,410,000

         588,149,901

 Municipal Collateralized Debt Obligation

                           -

                  21,738

                       -

                  21,738

 Total

  $                         -

  $ 584,161,639

  $ 10,410,000

  $ 594,571,639

 Municipal Bonds

 Balance as of 8/31/16

  $                         -

 Realized gain (loss)1

                             -

 Change in unrealized appreciation (depreciation)2

             (4,688,664)

 Purchases

                             -

 Sales

                             -

 Transfers in to Level 3*

            15,098,664

 Transfers out of Level 3*

                             -

 Changes between Level 3*

                             -

 Balance as of 5/31/17

  $     10,410,000

 1

 Realized gain (loss) on these securities is included in the net realized gain (loss) from investments in the Statement of Operations.

 2

 Unrealized appreciation (depreciation) on these securities is included in the change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

 *

Transfers are calculated on beginning of period values. During the period ended May 31, 2017, an investment having a value of $15,098,664 was transferred from Level 2 to Level 3. The change in the level designation within the fair value hierarchy was due to valuing the security using unobservable inputs.

There were no other transfers between levels 1, 2 and 3.

 Net change in unrealized appreciation (depreciation) of investments still held as of 5/31/17

  $         (4,688,664)

 Pioneer U.S. Corporate High Yield Fund

 Schedule of Investments 5/31/2017 (unaudited)

 Principal Amount ($)

 Floating

 Rate (b)

 (unaudited)

 Value

 CONVERTIBLE CORPORATE BONDS - 1.4%

 Media - 0.8%

 Cable & Satellite - 0.8%

 40,000

 Dish Network Corp., 2.375%, 3/15/24 (144A)

 $

 41,825

 Total Media

 $

 41,825

 Software & Services - 0.6%

 Internet Software & Services - 0.6%

 30,000

 WebMD Health Corp., 2.625%, 6/15/23 (144A)

 $

 28,969

 Total Software & Services

 $

 28,969

 TOTAL CONVERTIBLE CORPORATE BONDS

 (Cost $68,596)

 $

 70,794

 CONVERTIBLE PREFERRED STOCKS - 1.2%

 Banks - 1.2%

 Diversified Banks - 1.2%

 20

 Bank of America Corp., 7.25%, (Perpetual)

 $

 24,820

 30

 Wells Fargo & Co., 7.5% (Perpetual)

 37,980

 $

 62,800

 Total Banks

 $

 62,800

 TOTAL CONVERTIBLE PREFERRED STOCKS

 (Cost $59,827)

 $

 62,800

 CORPORATE BONDS - 89.6%

 Energy - 14.7%

 Oil & Gas Drilling - 1.5%

 35,000

 Rowan Companies, Inc., 5.4%, 12/1/42

 $

 26,250

 50,000

 Trinidad Drilling, Ltd., 6.625%, 2/15/25 (144A)

 49,750

 $

 76,000

 Oil & Gas Equipment & Services - 0.2%

 10,000

 Weatherford, 8.25%, 6/15/23

 $

 10,600

 Oil & Gas Exploration & Production - 6.3%

 49,000

 Antero Resources Corp., 5.0%, 3/1/25 (144A)

 $

 48,020

 25,000

 Chesapeake Energy Corp., 8.0%, 12/15/22 (144A)

 27,031

 10,000

 Chesapeake Energy Corp., 8.0%, 6/15/27 (144A)

 9,800

 15,000

 Continental Resources, 4.5%, 4/15/23

 14,662

 20,000

 Covey Park Energy LLC, 7.5%, 5/15/25 (144A)

 20,500

 21,000

 Denbury Resources, Inc., 4.625%, 7/15/23

 14,018

 30,000

 Great Western Petroleum LLC, 9.0%, 9/30/21 (144A)

 30,825

 20,000

 Hilcorp Energy I LP, 5.75%, 10/1/25 (144A)

 19,600

 27,000

 MEG Energy Corp., 7.0%, 3/31/24 (144A)

 23,355

 17,000

 Oasis Petroleum, Inc., 6.875%, 3/15/22

 17,191

 26,000

 SM Energy Company, 6.125%, 11/15/22

 25,724

 37,000

 Whiting Petroleum Corp., 6.25%, 4/1/23

 36,815

 38,000

 WPX Energy, Inc., 7.5%, 8/1/20

 40,090

 $

 327,631

 Oil & Gas Refining & Marketing - 1.4%

 30,000

 Murphy Oil USA Inc., 5.625%, 5/1/27

 $

 31,388

 40,000

 PBF Holding Co LLC, 7.0%, 11/15/23

 40,100

 $

 71,488

 Oil & Gas Storage & Transportation - 5.3%

 25,000

 Cheniere Corp., 5.875%, 3/31/25

 $

 26,844

 35,000

 Delek Logistics Partners, 6.75%, 5/15/25 (144A)

 35,525

 36,000

 Energy Transfer Equity LP, 5.875%, 1/15/24

 38,430

 30,000

 Genesis Energy LP, 6.75%, 8/1/22

 30,938

 40,000

 Nustar Logistics LP, 5.625%, 4/28/27

 41,800

 33,000

 ONEOK, Inc., 7.5%, 9/1/23

 39,332

 23,000

 Sabine Pass Liquefaction, 5.875%, 6/30/26

 25,950

 38,000

 The Williams Companies, Inc., 5.75%, 6/24/44

 39,639

 $

 278,458

 Total Energy

 $

 764,177

 Materials - 6.5%

 Commodity Chemicals - 1.1%

 25,000

 Hexion, Inc., 6.625%, 4/15/20

 $

 23,250

 35,000

 NOVA Chemicals Corp., 5.0%, 5/1/25 (144A)

 35,088

 $

 58,338

 Diversified Chemicals - 0.6%

 35,000

 CF Industries, Inc., 3.45%, 6/1/23

 $

 32,769

 Specialty Chemicals - 0.8%

 40,000

 Kraton Polymers LLC, 7%, 4/15/25 (144A)

 $

 42,100

 Metal & Glass Containers - 0.5%

 24,000

 Ball Corp., 5.25%, 7/1/25

 $

 26,076

 Diversified Metals & Mining - 0.3%

 18,000

 Prince Mineral Holding Corp., 11.5%, 12/15/19 (144A)

 $

 18,540

 Gold - 1.0%

 50,000

 New Gold Inc., 6.375%, 5/15/25 (144A)

 $

 51,255

 Silver - 0.5%

 25,000

 Coeur Mining Inc., 5.875%, 6/1/24 (144A)

 $

 24,812

 Steel - 1.7%

 34,000

 BlueScope Steel Finance, Ltd., 6.5%, 5/15/21 (144A)

 $

 35,998

 45,000

 Zekelman Industries, Inc., 9.875%, 6/15/23 (144A)

 50,850

 $

 86,848

 Total Materials

 $

 340,738

 Capital Goods - 10.0%

 Aerospace & Defense - 0.6%

 30,000

 Triumph Group, Inc., 5.25%, 6/1/22

 $

 29,400

 Building Products - 2.0%

 50,000

 Builders FirstSource, Inc., 5.625%, 9/1/24 (144A)

 $

 51,875

 48,000

 Standard Industries, Inc., 5.375%, 11/15/24 (144A)

 50,460

 $

 102,335

 Construction & Engineering - 2.5%

 35,000

 AECOM, 5.875%, 10/15/24

 $

 37,538

 50,000

 Amsted Industries, Inc., 5.375%, 9/15/24 (144A)

 51,250

 40,000

 Tutor Perini Copr., 6.875%, 5/1/25 (144A)

 41,850

 $

 130,638

 Industrial Conglomerates - 0.8%

 40,000

 Park-Ohio Industries Inc., 6.625%, 4/15/27 (144A)

 $

 41,750

 Construction & Farm Machinery & Heavy Trucks - 1.4%

 45,000

 Meritor, Inc., 6.25%, 2/15/24

 $

 47,160

 25,000

 Titan International, Inc., 6.875%, 10/1/20

 25,781

 $

 72,941

 Industrial Machinery - 1.5%

 28,000

 Apex Tool Group LLC, 7.0%, 2/1/21 (144A)

 $

 25,935

 50,000

 Enpro Industries Inc., 5.875%, 9/15/22 (144A)

 52,250

 $

 78,185

 Trading Companies & Distributors - 1.2%

 25,000

 Hertz Corp., 7.625%, 6/1/22 (144A)

 $

 25,000

 37,000

 United Rentals North America, Inc., 5.75%, 11/15/24

 39,128

 $

 64,128

 Total Capital Goods

 $

 519,377

 Commercial Services & Supplies - 1.2%

 Commercial Printing - 0.5%

 29,000

 Cenveo Corp., 6.0%, 8/1/19 (144A)

 $

 24,650

 Diversified Support Services - 0.7%

 39,000

 TMS International Corp., 7.625%, 10/15/21 (144A)

 $

 39,585

 Total Commercial Services & Supplies

 $

 64,235

 Transportation - 0.5%

 Airlines - 0.5%

 25,000

 Intrepid Aviation Group Holdings LLC, 6.875%, 2/15/19 (144A)

 $

 24,062

 Total Transportation

 $

 24,062

 Automobiles & Components - 1.9%

 Auto Parts & Equipment - 1.5%

 25,000

 Cooper-Standard Automotive, Inc., 5.625%, 11/15/26 (144A)

 $

 25,438

 48,000

 TI Group Automotive Systems LLC, 8.75%, 7/15/23 (144A)

 51,000

 $

 76,438

 Automobile Manufacturers - 0.4%

 20,000

 Dana Financing, 5.75%, 4/15/25 (144A)*

 $

 20,900

 Total Automobiles & Components

 $

 97,338

 Consumer Durables & Apparel - 4.4%

 Home Furnishings - 0.6%

 30,000

 Tempur Sealy International, Inc., 5.5%, 6/15/26

 $

 30,126

 Homebuilding - 3.3%

 40,000

 Beazer Homes USA, 6.75%, 3/15/25 (144A)

 $

 41,600

 47,000

 KB Home, 7.625%, 5/15/23

 52,522

 25,000

 Meritage Homes Corp., 5.125%, 6/6/27 (144A)

 24,969

 49,000

 Taylor Morrison Communities, Inc., 5.875%, 4/15/23 (144A)

 52,308

 $

 171,399

 Housewares & Specialties - 0.5%

 25,000

 American Greetings Corp., 7.875%, 2/15/25 (144A)

 $

 26,625

 Total Consumer Durables & Apparel

 $

 228,150

 Consumer Services - 5.3%

 Casinos & Gaming - 2.9%

 50,000

 Eldorado Resorts Inc., 6.0%, 4/1/25 (144A)

 $

 52,562

 46,000

 MGM Resorts International, 6.0%, 3/15/23

 50,499

 44,000

 Scientific Games International, Inc., 10.0%, 12/1/22

 47,905

 $

 150,966

 Hotels, Resorts & Cruise Lines - 0.9%

 48,000

 Viking Cruises, Ltd., 8.5%, 10/15/22 (144A)

 $

 50,280

 Specialized Consumer Services - 1.5%

 34,000

 Prime Security Services Borrower LLC, 9.25%, 5/15/23 (144A)

 $

 37,174

 40,000

 StoneMor Partners LP, 7.875%, 6/1/21

 39,600

 $

 76,774

 Total Consumer Services

 $

 278,020

 Media - 5.7%

 Broadcasting - 3.4%

 48,000

 CCO Holdings LLC, 5.5%, 5/1/26 (144A)

 $

 50,737

 35,000

 Gannett Co., Inc., 6.375%, 10/15/23

 37,056

 51,000

 Gray Television, Inc., 5.875%, 7/15/26 (144A)

 51,765

 37,000

 Nexstar Broadcasting, Inc., 5.625%, 8/1/24 (144A)

 37,278

 $

 176,836

 Cable & Satellite - 2.3%

 27,000

 DISH DBS Corp., 5.875%, 11/15/24

 $

 28,755

 50,000

 Sirius XM Radio, Inc., 5.375%, 7/15/26 (144A)

 51,250

 40,000

 Videotron Ltd., 5.125%, 4/15/27 (144A)

 41,400

 $

 121,405

 Total Media

 $

 298,241

 Retailing - 0.8%

 Department Stores - 0.4%

 24,000

 PetSmart, Inc., 7.125%, 3/15/23 (144A)

 $

 22,380

 Specialty Stores - 0.4%

 20,000

 Petsmart Inc., 5.875%, 6/1/25 (144A)

 $

 20,075

 Total Retailing

 $

 42,455

 Food, Beverage & Tobacco - 1.1%

 Packaged Foods & Meats - 0.7%

 33,000

 Post Holdings, Inc., 5.5%, 3/1/25 (144A)

 $

 34,568

 Tobacco - 0.4%

 23,000

 Alliance One International Inc., 8.5%, 4/15/21

 $

 23,978

 Total Food, Beverage & Tobacco

 $

 58,546

 Household & Personal Products - 0.4%

 Personal Products - 0.4%

 25,000

 Revlon Consumer Products Corp., 6.25%, 8/1/24

 $

 22,188

 Total Household & Personal Products

 $

 22,188

 Health Care Equipment & Services - 6.2%

 Health Care Services - 0.9%

 45,000

 Universal Hospital Services, Inc., 7.625%, 8/15/20

 $

 45,900

 Health Care Facilities - 3.7%

 15,000

 Community Health Systems, Inc., 6.25%, 3/31/23

 $

 15,551

 25,000

 Community Health Systems, Inc., 8.0%, 11/15/19

 25,125

 35,000

 HCA, Inc., 5.375%, 2/1/25

 36,794

 40,000

 Kindred Healthcare Inc., 6.375%, 4/15/22

 39,000

 25,000

 LifePoint Health, Inc., 5.375%, 5/1/24 (144A)

 25,188

 50,000

 RegionalCare Hospital Partners Holdings, Inc., 8.25%, 5/1/23 (144A)

 53,500

 $

 195,158

 Managed Health Care - 1.6%

 47,000

 Centene Corp., 5.625%, 2/15/21

 $

 49,086

 30,000

 Molina Healthcare, Inc., 5.375%, 11/15/22

 31,838

 $

 80,924

 Total Health Care Equipment & Services

 $

 321,982

 Pharmaceuticals, Biotechnology & Life Sciences - 2.0%

 Pharmaceuticals - 2.0%

 54,000

 Endo Finance LLC, 5.375%, 1/15/23 (144A)

 $

 49,005

 36,000

 Valeant Pharmaceuticals International, Inc., 5.875%, 5/15/23 (144A)

 29,318

 25,000

 Valeant Pharmaceuticals International, Inc., 6.5%, 3/15/22 (144A)

 26,245

 $

 104,568

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 104,568

 Banks - 3.0%

 Diversified Banks - 2.0%

 37,000

 5.90

 Citigroup, Inc., Floating Rate Note, (Perpetual)

 $

 39,266

 59,000

 Royal Bank of Scotland Group Plc, 6.1%, 6/10/23

 64,694

 $

 103,960

 Thrifts & Mortgage Finance - 1.0%

 50,000

 Provident Funding, 6.375%, 6/15/25 (144A)

 $

 51,000

 Total Banks

 $

 154,960

 Diversified Financials - 4.2%

 Specialized Finance - 2.6%

 45,000

 Cantor Fitzgerald LP, 7.875%, 10/15/19 (144A)

 $

 49,458

 35,000

 Nationstar Mortgage LLC, 6.5%, 7/1/21

 35,744

 50,000

 Park Aerospace Holdings, Ltd., 5.5%, 2/15/24 (144A)

 52,656

 $

 137,858

 Consumer Finance - 1.0%

 50,000

 Ally Financial, Inc., 4.625%, 3/30/25

 $

 50,135

 Financial Exchanges & Data - 0.6%

 30,000

 MSCI, Inc., 4.75%, 8/1/26 (144A)

 $

 30,825

 Total Diversified Financials

 $

 218,818

 Software & Services - 5.4%

 IT Consulting & Other Services - 2.6%

 30,000

 Change Healthcare Holdings LLC, 5.75%, 3/1/25 (144A)

 $

 30,825

 51,000

 Iron Mountain US Holdings, Inc., 5.375%, 6/1/26 (144A)

 53,168

 47,000

 Rackspace, 8.625%, 11/15/24

 50,099

 $

 134,092

 Data Processing & Outsourced Services - 2.8%

 52,000

 Alliance Data Systems Company, 5.875, 11/1/21

 $

 53,820

 30,000

 Cardtronics, Inc., 5.5%, 5/1/25 (144A)

 30,750

 58,000

 First Data Corp., 7.0%, 12/1/23 (144A)

 62,640

 $

 147,210

 Total Software & Services

 $

 281,302

 Technology Hardware & Equipment - 4.2%

 Communications Equipment - 2.0%

 48,000

 CommScope Technologies Finance LLC, 6.0%, 6/15/25 (144A)

 $

 51,010

 50,000

 Plantronics, Inc., 5.5%, 5/31/23 (144A)

 51,875

 $

 102,885

 Technology Hardware, Storage & Peripherals - 1.6%

 36,000

 Dell, Inc., 7.1%, 4/15/28

 $

 39,600

 40,000

 Diebold Nixdorf, Inc., 8.5%, 4/15/24

 44,900

 $

 84,500

 Electronic Components - 0.6%

 30,000

 Belden, Inc., 5.25%, 7/15/24 (144A)

 $

 30,600

 Total Technology Hardware & Equipment

 $

 217,985

 Telecommunication Services - 7.2%

 Integrated Telecommunication Services - 3.7%

 14,000

 CenturyLink, Inc., 5.8%, 3/15/22

 $

 14,648

 40,000

 Cincinnati Bell, Inc., 7.0%, 7/15/24 (144A)

 42,000

 47,000

 Frontier Communications Corp., 9.25%, 7/1/21

 47,793

 37,000

 GCI, Inc., 6.875%, 4/15/25

 40,145

 49,000

 Level 3 Financing, Inc., 5.375%, 5/1/25

 51,496

 $

 196,082

 Wireless Telecommunication Services - 3.5%

 46,000

 Sprint Corp., 7.125%, 6/15/24

 $

 51,744

 47,000

 Sprint Corp., 7.25%, 9/15/21

 53,360

 71,000

 T-Mobile USA, Inc., 6.625%, 4/1/23

 75,585

 $

 180,689

 Total Telecommunication Services

 $

 376,771

 Utilities - 4.2%

 Electric Utilities - 0.2%

 14,000

 Talen Energy Supply LLC, 6.5%, 6/1/25

 $

 10,465

 Gas Utilities - 1.1%

 26,000

 DCP Midstream Operating LP, 5.6%, 4/1/44

 $

 24,700

 35,000

 Ferrellgas Partners LP, 8.625%, 6/15/20 (144A)

 33,950

 $

 58,650

 Independent Power Producers & Energy Traders - 2.9%

 24,000

 AES Corp. Virginia, 5.5%, 3/15/24

 $

 24,900

 31,000

 Calpine Corp., 5.75%, 1/15/25

 29,411

 8,000

 Dynegy, Inc., 8.0%, 1/15/25 (144A)

 7,761

 50,000

 NRG Energy, Inc., 6.25%, 5/1/24

 50,275

 36,000

 TerraForm Power Operating LLC, 6.625%, 6/15/25 (Step) (144A)

 37,980

 $

 150,327

 Total Utilities

 $

 219,442

 Real Estate - 0.7%

 Specialized REIT - 0.7%

 36,000

 Communications Sales & Leasing, Inc., 6.0%, 4/15/23 (144A)

 $

 37,710

 Total Real Estate

 $

 37,710

 TOTAL CORPORATE BONDS

 (Cost $4,587,594)

 $

 4,671,065

 U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 1.7%

 40,000

 U.S. Treasury Bill, 6/8/17 (c)

 $

 39,995

 50,000

 U.S. Treasury Bill, 6/22/17 (c)

 49,979

 TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS

 (Cost $89,973)

 $

 89,974

 SENIOR FLOATING RATE LOAN INTERESTS - 4.6% **

 Energy - 0.3%

 Oil & Gas Drilling - 0.3%

 15,000

 7.00

 Gavilan Resources, Term Loan (Second Lien), 2/23/24

 $

 14,930

 Total Energy

 $

 14,930

 Capital Goods - 1.0%

 Aerospace & Defense - 0.5%

 24,938

 3.79

 DigitalGlobe, Inc., Term Loan, 12/22/23

 $

 25,062

 Industrial Conglomerates - 0.5%

 24,935

 4.29

 Filtration Group, Inc., Term Loan (First Lien), 11/21/20

 $

 25,167

 Total Capital Goods

 $

 50,229

 Consumer Services - 0.5%

 Specialized Consumer Services - 0.5%

 24,937

 5.90

 GCA Merger Sub, Inc., Term Loan (First Lien), 2/22/23

 $

 25,201

 Total Consumer Services

 $

 25,201

 Media - 1.4%

 Broadcasting - 1.4%

 24,938

 4.25

 A-L Parent LLC, Term Loan (First Lien), 11/18/23

 $

 25,265

 24,931

 4.51

 CBS Radio, Inc., Term Loan, 10/7/23

 25,183

 24,147

 4.25

 Hubbard Radio LLC, Term Loan, 5/12/22

 24,252

 $

 74,700

 Total Media

 $

 74,700

 Household & Personal Products - 0.4%

 Personal Products - 0.4%

 22,718

 4.54

 Revlon Consumer Products Corp., Initial Term B Loan, 7/22/23

 $

 21,767

 Total Household & Personal Products

 $

 21,767

 Health Care Equipment & Services - 0.5%

 Health Care Services - 0.5%

 24,938

 4.15

 Envision Healthcare Corp., Initial Term Loan, 11/17/23

 $

 25,230

 Total Health Care Equipment & Services

 $

 25,230

 Utilities - 0.5%

 Independent Power Producers & Energy Traders - 0.5%

 24,937

 5.65

 TerraForm AP Acquisition Holdings LLC, Term Loan, 6/26/22

 $

 25,217

 Total Utilities

 $

 25,217

 TOTAL SENIOR FLOATING RATE LOAN INTERESTS

 (Cost $236,439)

 $

 237,274

 TOTAL INVESTMENT IN SECURITIES - 98.5%

 (Cost $5,042,429) (a)

 $

 5,131,907

 OTHER ASSETS & LIABILITIES - 1.5%

 $

 80,349

 NET ASSETS - 100.0%

 $

 5,212,256

 (Perpetual)

 Security with no stated maturity date.

 (Step)

 Bond issued with an initial coupon rate which converts to a higher rate at a later date.

 REIT

 Real Estate Investment Trust.

 (144A)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At May 31, 2017, the value of these securities amounted to

$2,552,283 or 49.0% of total net assets.

 **

Senior floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium.

These base lending rates are generally (i) the lending rate offered by one or more major

European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major U.S. banks, (iii) the certificate of deposit or (iv) other base lending rates used by commercial lenders. The rate shown is the coupon rate at period end.

 (a)

 At May 31, 2017, the net unrealized appreciation on investments based on cost for federal income tax purposes of $5,042,429 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $

          110,563

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

           (21,085)

 Net unrealized appreciation

 $

            89,478

 (b)

 Debt obligation with a variable interest rate. Rate shown is rate at period end.

 (c)

 Security issued with a zero coupon. Income is earned through accretion of discount.

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities.

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

 Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

 The following is a summary of the inputs used as of May 31, 2017, in valuing the Fund's investments:

 Level 1

 Level 2

 Level 3

 Total

 Convertible Corporate Bonds

  $                  -

  $         70,794

  $              -

  $         70,794

 Convertible Preferred Stocks

            62,800

                      -

                  -

             62,800

 Corporate Bonds

                      -

        4,671,065

                  -

        4,671,065

 U.S. Government and Agency Obligation

                      -

             89,974

                  -

             89,974

 Senior Floating Rate Loan Interests

                      -

           237,274

                  -

           237,274

 Total

  $      62,800

  $ 5,069,107

  $              -

  $ 5,131,907

 During the period ended May 31, 2017, there were no transfers between Levels 1, 2 and 3.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure
controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR
270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b)
under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b)
under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))
that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

                             CERTIFICATIONS

I, [identify the certifying individual], certify that:

1.  I have reviewed this report on Form N-Q of [identify registrant];

2.  Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.  Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.  The registrants other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in
Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

  (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

  (b)  Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

  (c)  Evaluated the effectiveness of the registrants disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

  (d)  Disclosed in this report any change in the registrants internal control over financial reporting that occurred during the registrants most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting;
  and

5.  The registrants other certifying officer(s) and I have disclosed to the registrants auditors and the audit committee of the registrants board of directors (or persons performing the equivalent functions):

  (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrants ability to record, process, summarize, and report financial information; and

  (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrants internal control over financial reporting.

Date:                                                  [Signature] [Title]

Filed herewith.


                                   SIGNATURES

                          [See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Series Trust V

By (Signature and Title)* /s/ Lisa M.Jones
                          -----------------------
                          Lisa M.Jones, President and Chief Executive Officer

Date July 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Lisa M.Jones
                          -----------------------
                          Lisa M.Jones, President and Chief Executive Officer

Date July 27, 2017

By (Signature and Title)* /s/ Mark E. Bradley
                          -----------------
                          Mark E. Bradley, Treasurer and Chief Accounting
                                        and Financial Officer
Date July 27, 2017

* Print the name and title of each signing officer under his or her signature.